Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended									1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				6 Months Ended		1 Months Ended			3 Months Ended		3 Months Ended					1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 31, 2012 Shareholder	Jan. 30, 2012	Jan. 13, 2012	Aug. 31, 2011	Jul. 31, 2011	Dec. 31, 2011 Joint Ventures	Mar. 31, 2012 Joint Ventures	Jun. 30, 2012 Joint Ventures ton	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures No later than January 26, 2013	Dec. 31, 2011 Joint Ventures No later than January 26, 2013	Jun. 30, 2012 Joint Ventures Within 12 months of signing the JV Agreement	Jun. 30, 2012 Noncontrolling Interest	Jun. 30, 2012 Amiko Kay, S. de R.L. de C.V.	Jan. 26, 2012 Amiko Kay, S. de R.L. de C.V.	Jun. 30, 2012 Jaramillo Noncontrolling Interest	Jan. 13, 2012 Common Stock Redemption Person	Jan. 31, 2012 Common Stock Redemption Common Stock owned by Dan M. Ferris	Jan. 31, 2012 Common Stock Redemption Common Stock held by John G. Rhoden	Feb. 29, 2012 Issuance of Equity	Mar. 31, 2012 Issuance of Equity	Feb. 13, 2012 Issuance of Equity	Mar. 31, 2012 Joint Venture Agreement	Jan. 31, 2012 Joint Venture Agreement Minimum ton	Jan. 31, 2012 Joint Venture Agreement Minimum Processing capacity per day during the first year ton	Jan. 31, 2012 Joint Venture Agreement Maximum ton	Jan. 31, 2012 Joint Venture Agreement Maximum Processing capacity per day during the first year ton	Jan. 31, 2012 Joint Venture Agreement Joint Ventures ton	Jan. 31, 2012 Joint Venture Agreement Noncontrolling Interest	Jan. 31, 2012 Joint Venture Agreement Amiko Kay, S. de R.L. de C.V.	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest Within 6 months of signing the JV Agreement	Jan. 31, 2012 Joint Venture Agreement Jaramillo Noncontrolling Interest Within 12 months of signing the JV Agreement
Subsequent Event [Line Items]
Number of principal shareholders															2																2
Common stock redeemed																																7,500,000	22,500,000
Common stock redeemed total consideration																																$ 1.00	$ 1.00
Number of common stock shares issued	625,000	625,000	273,972	204,081	238,095																													625,000	625,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001													$ 0.001
Gross proceed from common stock shares issued	250,000	300,000	200,000	200,000	200,000	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025																							300,000	250,000
Amount of mine tailings																						1,200,000																				1,200,000
Percentage of issued and outstanding membership interests of Amiko Kay owned																													99.00%													99.00%
Mine tailings previous activity period																						100 years																				100 years
Payment made to joint venture																				25,000	75,000		25,000	200,000	200,000												75,000
Work commitment, total																						1,000,000																				1,000,000
Work commitment, period																						2 years																				2 years
Work commitment, within the first year of the Joint Venture																				250,000		250,000	250,000
Work commitment, within the second year of the Joint Venture																				750,000		750,000	750,000
Additional Commitment to joint venture																				$ 250,000		$ 250,000	$ 250,000
Common shares issued																						600,000	600,000			300,000				300,000															100,000	200,000	300,000
Tailings processed per day																																						100	600	200	800
Joint Venture, net revenues distribution percentage																											35.00%	65.00%															35.00%	65.00%
Number of notice days required to be given upon termination																			30 days			30 days																				30 days
Shares Issued, per share																																			$ 0.40